UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Report to Shareholders

Equity Income Portfolio	June 30, 2016

Highlights

●	U.S. stocks ended a rocky first half of 2016 slightly higher, but a global sell-off after the UK voted to leave the European Union (known as Brexit) interrupted the advance in June.
●	The Equity Income Portfolio posted a solid gain in its fiscal year’s first half, outperforming the return of the Standard & Poor’s 500 Index and its Lipper peer group.
●

Energy stocks were the portfolio’s top contributors. The portfolio benefited from strong stock selection and an overweight to the sector, which rallied as oil prices rebounded from 13-year lows. Financials stocks detracted the most from returns.

●

The Brexit decision unleashed many uncertainties impacting global business, economics, and trade. While Brexit-induced volatility may upend global stock and currency markets in the short term, it creates more opportunities for us to buy undervalued, higher dividend-yielding stocks at attractive prices.

The views and opinions in this report were current as of June 30, 2016. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Manager’s Letter
T. Rowe Price Equity Income Portfolio

Dear Investor

U.S. stocks rose in the first half of 2016, but the advance belied considerable turmoil over the period. After slumping early this year, stocks and oil prices rebounded starting in February as global growth concerns receded and the Federal Reserve signaled it would proceed cautiously in raising interest rates. The upswing was curtailed by the UK’s decision to leave the European Union (known as Brexit) at the end of June, which sparked a decline in global markets that briefly pushed major U.S. stock indices into the red for the year. However, a subsequent rally erased Brexit-induced losses, resulting in a slight gain for U.S. stocks for the six months.

The Equity Income Portfolio rose 6.71% for the six months ended June 30, 2016, outperforming the 3.84% return of the Standard & Poor’s 500 Index over the same period. The portfolio also outpaced the 5.52% return of its peer group, the Lipper Variable Annuity Underlying Equity Income Funds Average. (Returns for the Equity Income Portfolio–II reflect its different fee structure.) Energy stocks, which rallied sharply with the rebound in oil prices, contributed the most to performance. Information technology stocks also contributed significantly to returns. On the other hand, financials detracted the most from performance as low interest rates globally weighed on investor demand for financial companies and the Brexit vote threatened to derail economic growth in the UK and Europe, weakening the outlook for the profitability and stability of banks exposed to the region.

Market Environment

The U.S. stock market’s first-half advance came amid a turbulent period for global financial markets. Stocks and oil prices dropped in the first six weeks of the year as investors worried about a worldwide recession resulting from China’s economic slowdown and a global oversupply of oil, but turned around starting in February after concerns about the oil glut receded and Fed officials signaled they would go slower than expected in raising interest rates this year. The Brexit vote on June 23 derailed the U.S. market’s advance, causing a two-day global stock sell-off and unprecedented volatility in the currency market. However, stocks rallied in the last three days of June, pushing the major domestic stock indices back into positive territory for the year. Large-cap stocks underperformed mid-cap stocks but outpaced small-caps. Value stocks exceeded growth across the capitalization spectrum.

Oil prices were extremely volatile over the period. U.S. oil prices hit a 13-year settlement low of roughly $26 a barrel in mid-February but rallied sharply in subsequent months, exceeding $50 a barrel in June before settling at roughly $48 a barrel at period-end. In all, eight out of 10 sectors in the S&P 500 advanced, led by telecommunication services and utilities, both of which climbed more than 20% as investors bid up dividend income-paying stocks. Energy and consumer staples followed up with more modest double-digit returns. The financials sector declined, while information technology stocks ended nearly flat.

Portfolio Review

Before launching into a discussion of your portfolio’s positioning, we would like to recap our investment strategy. The Equity Income Portfolio seeks to buy well-established, large-cap companies that typically have a strong record of paying dividends and that appear to be undervalued by the market. Our holdings tend to be solid, higher-quality companies going through a period of underperformance, reflecting our dual focus on valuation and dividend yield. Most of our holdings are U.S. companies, though we will invest in opportunities overseas if they meet our investment criteria. We are bottom-up investors, meaning that we select stocks based on their individual merits as opposed to broader market or economic trends.

Energy stocks were the best performers in this year’s first half, a reversal from 2015 when oil and natural gas prices collapsed amid concerns of excess supply and slowing global growth. Global oil majors ExxonMobil and Royal Dutch Shell and oil and gas exploration and production companies Canadian Natural Resources and Apache ranked among the portfolio’s top contributors. All these names generated gains exceeding 20% as U.S. oil prices rebounded from February’s lows and crossed the $50 a barrel threshold in June for the first time in nearly a year. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio).

While energy stocks may be prone to further weakness given historically low oil prices and high debt levels across the industry, we believe that our holdings have attributes that will allow them to hold up even if oil prices remain under pressure. Our energy holdings have solid balance sheets, access to low-cost sources of oil and natural gas, and lower cost structures. ExxonMobil and Royal Dutch Shell remain core holdings for their strong balance sheets and attractive dividend yields. We initiated French oil producer Total, which we think has some of the best oil and gas assets and trades at the most attractive valuation among the global oil majors. Total is nearing the end of a large capital spending cycle and starting to generate cash from recently completed projects. Moreover, a new management team is cutting costs and focusing on generating strong returns on invested capital. We trimmed Apache because we believed its risk/reward profile became less favorable following the rally in energy stocks.

Information technology was the largest underweight sector at period-end but lifted results thanks to favorable stock selection. Large contributors included semiconductor manufacturing equipment maker Applied Materials, which reported surprisingly strong earnings and forecasts, and chipmaker Texas Instruments, whose shares rose to a record this spring. We reduced our holdings in both, though Applied Materials remains a sizable position. One notable addition was Apple, which we initiated on weakness earlier this year. Apple has long been synonymous with growth, but the company’s shares have slid since mid-2015 as iPhone sales have dropped, reinforcing the view that its high-growth days are over. We believe that Apple is in the early stages of transitioning from a product-driven growth company into a services-dependent value company. Though Apple potentially faces a bumpy transition as it shifts from hardware to services, the company generates tens of billions of dollars in cash every year, much of which it could return to shareholders through dividends or share buybacks. Apple also has numerous ways to unlock value through monetizing its large and loyal customer base, which we see as a vastly underappreciated asset.

Turning to detractors, financials was the biggest drag on performance. Most of the portfolio’s largest decliners were banks and insurance companies whose shares slumped this year amid an array of concerns including nonperforming loans to energy companies, difficult trading conditions in the first quarter, and low interest rates globally. June’s Brexit vote dealt another blow to financials as investors worried that the decision would hurt economic growth in the UK and Europe and spur global central banks to further ease monetary policy, which would push interest rates even lower worldwide and severely impact the profitability and stability of many companies in the sector. Bank of America, Royal Bank of Scotland, MetLife, Morgan Stanley, Citigroup, and State Street represented the heaviest detractors for the period. While we made adjustments to some positions—such as trimming Bank of America and adding to Morgan Stanley—we generally maintained a significant weighting in financials. Low interest rates have squeezed profits at financial companies in recent years, but we believe the current low-rate environment is unsustainable over the long term. Once interest rates revert to normalized levels, we believe our financials holdings will generate stronger earnings and, as a result, deliver better stock performance.

Outlook

The U.S. economy continued to strengthen in the past six months, but the risks for investors have grown following the Brexit vote. Last December, we expressed concern about a strong U.S. dollar, China’s slowdown, a tepid U.S. recovery, and the collapse in commodity prices. Despite this year’s commodities recovery, most of these risks still linger, though Brexit-induced uncertainty has superseded these concerns for now. Many private economists promptly reduced their near-term growth forecasts for the UK and the eurozone following the Brexit vote. But we believe that only time will tell whether Brexit ends up being a disruptive event on the same scale as the 2007–2008 global financial crisis or a tempest in a teapot. We anticipate that the U.S. stock market will lurch between these two extremes as Brexit’s longer-term consequences become more apparent. The UK economy has many corrective mechanisms that should help stabilize activity during times of crisis, but whether these mechanisms can contain Brexit-induced financial and economic turmoil is still uncertain.

We remain concerned about the strong dollar, which faces renewed upward pressure due to greater risk aversion. Because a strong dollar hurts the profitability of U.S. companies doing business overseas, its appreciation has fueled concerns about weak corporate earnings. For the second quarter of 2016, analysts currently expect S&P 500 companies to report the fifth straight quarter of lower earnings and sixth straight quarter of lower revenue from a year earlier, according to FactSet. Though analysts still project a slight increase in earnings and revenue for the full year, a stronger dollar could thwart an expected earnings recovery.

We continue to expect a choppy environment for U.S. stocks for the rest of 2016 as investors alternately focus on the positive and negative forces driving the market. Geopolitical events—which are nearly impossible to predict—will likely have an outsized impact on financial markets in the coming months. While we realize that volatility can be unnerving for many investors, we would remind shareholders that volatility also yields stock-picking opportunities for active managers. Our focus continues to be on investing in companies benefiting from a confluence of compelling valuations, attractive fundamentals, and strong dividend yields.

Thank you for investing with T. Rowe Price.

Respectfully submitted,

John D. Linehan
President of the portfolio and chairman of its Investment Advisory Committee

Heather McPherson
Associate portfolio manager

July 11, 2016

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the portfolio’s investment program.

Risks of Investing

Value investors seek to invest in companies whose stock prices are low in relation to their real worth or future prospects. By identifying companies whose stocks are currently out of favor or misunderstood, value investors hope to realize significant appreciation as other investors recognize the stock’s intrinsic value and the price rises accordingly. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Glossary

Dividend yield: The annual dividend of a stock divided by the stock’s price.

Earnings growth rate–current fiscal year: Measures the annualized percent change in earnings per share from the prior fiscal year to the current fiscal year.

Lipper indexes: Fund benchmarks that consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

Price-to-earnings (P/E) ratio–current fiscal year: A valuation measure calculated by dividing the price of a stock by its reported earnings per share from the latest fiscal year. The ratio is a measure of how much investors are willing to pay for the company’s earnings. The higher the P/E, the more investors are paying for the company’s current earnings.

Price-to-earnings (P/E) ratio–next fiscal year: A valuation measure calculated by dividing the price of a stock by its estimated earnings for the next fiscal year. The ratio is a measure of how much investors are willing to pay for the company’s future earnings. The higher the P/E, the more investors are paying for the company’s expected earnings growth in the next fiscal year.

Price-to-earnings (P/E) ratio–12 months forward: A valuation measure calculated by dividing the price of a stock by the analysts’ forecast of the next 12 months’ expected earnings. The ratio is a measure of how much investors are willing to pay for the company’s future earnings. The higher the P/E, the more investors are paying for the company’s earnings growth in the next 12 months.

Projected earnings growth rate (IBES): A company’s expected earnings per share growth rate for a given time period based on the forecast from the Institutional Brokers’ Estimate System, which is commonly referred to as IBES.

S&P 500 Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

Portfolio Highlights

Portfolio Highlights

Performance and Expenses

T. Rowe Price Equity Income Portfolio

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception (for portfolios lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from portfolio returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. Please note that the fund has two classes of shares: the original share class and II Class. II Class shares are sold through financial intermediaries, which are compensated for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights
T. Rowe Price Equity Income Portfolio
(Unaudited)

The accompanying notes are an integral part of these financial statements.

Financial Highlights
T. Rowe Price Equity Income Portfolio
(Unaudited)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments‡
T. Rowe Price Equity Income Portfolio
June 30, 2016 (Unaudited)

## Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2016. Purchase and sales cost and investment income reflect all activity for the period then ended.

| Affiliate | Purchase Cost | Sales Cost | Investment Income | Value 6/30/16 | Value 12/31/15 |
|---|---|---|---|---|---|
| T. Rowe Price Reserve Investment Fund | ¤ | ¤ | $ 17 | $ 9,818 | $ 5,124 |
| Totals | | | $ 17 | $ 9,818 | $ 5,124 |

¤Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

| | |
|---|---|
| Investment in securities, at cost | $ 9,818 |
| Dividend income | 17 |
| Interest income | - |
| Investment income | $ 17 |
| Realized gain (loss) on securities | $ - |
| Capital gain distributions from mutual funds | $ - |

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Equity Income Portfolio
June 30, 2016 (Unaudited)
($000s, except shares and per share amounts)

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Equity Income Portfolio
(Unaudited)
($000s)

| | | 6 Months Ended 6/30/16 |
|---|---|---|
| **Investment Income (Loss)** | | |
| Income | | |
| Dividend | $ | 10,343 |
| Interest | | 41 |
| Total income | | 10,384 |
| Expenses | | |
| Investment management and administrative expense | | 3,355 |
| Rule 12b-1 fees - Equity Income-II Class | | 284 |
| Total expenses | | 3,639 |
| Net investment income | | 6,745 |
| **Realized and Unrealized Gain / Loss** | | |
| Net realized gain (loss) | | |
| Securities | | 29,131 |
| Foreign currency transactions | | (75) |
| Payment from Price Associates (Note 5) | | 3,601 |
| Net realized gain | | 32,657 |
| Change in net unrealized gain / loss | | |
| Securities | | 8,644 |
| Other assets and liabilities denominated in foreign currencies | | (9) |
| Change in net unrealized gain / loss | | 8,635 |
| Net realized and unrealized gain / loss | | 41,292 |
| **INCREASE IN NET ASSETS FROM OPERATIONS** | **$** | **48,037** |

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Equity Income Portfolio
(Unaudited)
($000s)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Equity Income Portfolio
June 30, 2016 (Unaudited)

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks. The fund has two classes of shares: the Equity Income Portfolio original share class (Equity Income Class), incepted on March 31, 1994, and the Equity Income Portfolio–II (Equity Income–II Class), incepted on April 30, 2002. Equity Income–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions, if any, are reflected as realized gain/loss. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Income distributions are declared and paid by each class quarterly. Distributions to shareholders are recorded on the ex-dividend date. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Equity Income–II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2016:

There were no material transfers between Levels 1 and 2 during the six months ended June 30, 2016.

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2016. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2016, totaled $(1,494,000) for the six months ended June 30, 2016.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $78,151,000 and $236,618,000, respectively, for the six months ended June 30, 2016.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At June 30, 2016, the cost of investments for federal income tax purposes was $598,619,000. Net unrealized gain aggregated $158,290,000 at period-end, of which $203,473,000 related to appreciated investments and $45,183,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.85% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses. Interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2016, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of June 30, 2016.

On June 6, 2016, Price Associates offered, and the fund’s Board of Directors accepted, a voluntary payment to compensate the fund for a loss of value on its investment in Dell as a result of the fund’s ineligibility to pursue an appraisal action in Delaware court due to a proxy voting error in 2013 (the Offer). The payment from Price Associates was received in cash on June 10, 2016. Subsequently, a final settlement to the appraisal action was negotiated with Dell, pursuant to which the fund received the original merger consideration plus negotiated interest. The negotiated interest, net of contingent legal fees, approximated $0.75 per Dell share and was received by the fund on June 30; the original merger consideration was received on July 1. The settlement from Dell is reflected as realized gain/loss on securities in the accompanying financial statements. The payment from Price Associates, reduced by the settlement from Dell in accordance with the terms of the Offer, was $3,601,000 and increased the total return by 0.48% and 0.46% for the Equity Income Class and Equity Income-II Class, respectively for the six months ended June 30, 2016. The amount paid by Price Associates may be further increased or decreased in the future, in the event there is a court-determined change in the fair valuation of Dell shares on appeal, or payment is received by the fund from any other source to compensate for the loss of value on its Dell shares.

NOTE 6 - LITIGATION

The fund is a named defendant or in a class of defendants in a lawsuit that the Unsecured Creditors Committee (the Committee) of the Tribune Company has filed in Delaware bankruptcy court. The Committee is seeking to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout (LBO) of Tribune, including those made in connection with a 2007 tender offer in which the fund participated. A motion to dismiss is currently pending. The fund was named, also, as a defendant or included in a class of defendants in parallel litigation, which was dismissed by district court and affirmed on appeal by the Second Circuit Court of Appeals. This second action asserted state law constructive fraudulent transfer claims in an attempt to recover stock redemption payments made to shareholders at the time of the LBO. The complaints allege no misconduct by the fund, and management has vigorously defended the lawsuits. The value of the proceeds received by the fund is $25,684,000 (3.34% of net assets), and the fund will incur legal expenses. Management is currently assessing the case and has not yet determined the effect, if any, on the fund’s net assets and results of operations.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page

https://www3.troweprice.com/usis/corporate/en/utility/policies.html and scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On March 11, 2016, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-year, 5-year, and 10-year periods, and compared these returns with a wide variety of comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing T. Rowe Price mutual funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. The Board noted that, under the Advisory Contract, the fund pays the Advisor a single fee, or all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Advisor to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Board concluded that, based on the profitability data it reviewed and consistent with this all-inclusive management fee structure, the Advisory Contract provided for a reasonable sharing of any benefits from economies of scale with the fund.

Fees
The Board was provided with information regarding industry trends in management fees and expenses, and the Board reviewed the fund’s management fee rate and total expense ratio (for the Original Class and II Class) in comparison with fees and expenses of other comparable funds based on information and data supplied by Lipper. For these purposes, the Board assumed that the fund’s management fee rate was equal to the all-inclusive management fee rate less the fund’s actual operating expenses, and the total expense ratio was equal to the all-inclusive management fee rate. The information provided to the Board indicated that the fund’s management fee rate and total expense ratio for both classes were above the median for comparable funds.

The Board also reviewed the fee schedules for institutional accounts (including subadvised mutual funds) and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business differ from those of the Advisor’s proprietary mutual fund business. The Board considered information showing that the Advisor’s proprietary mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various other relevant factors, including the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its proprietary mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for another institutional account and the degree to which the Advisor performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price mutual funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder). The independent directors were advised throughout the process by independent legal counsel.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 17, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 17, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date August 17, 2016